Cover	Jan. 25, 2023
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Jan. 25, 2023
Entity File Number	001-39961
Entity Registrant Name	BlueRiver Acquisition Corp.
Entity Central Index Key	0001831006
Entity Tax Identification Number	98-1577027
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	250 West Nottingham Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78209
City Area Code	210
Local Phone Number	832 3305
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-third of a redeemable Warrant to acquire one Class A ordinary share[Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of a redeemable Warrant to acquire one Class A ordinary share
Trading Symbol	BLUA.U
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary share, par value $0.0001 per share
Trading Symbol	BLUA
Security Exchange Name	NYSE
Redeemable Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50[Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	BLUA.WS
Security Exchange Name	NYSE